Capital Management and Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Dividends Payable [Line Items]
Dividend, Total Amount	$ 172.1	$ 177.5	$ 176.8
Dividend, Record Date		Jun. 06, 2019
Dividend, Payment Date		Aug. 02, 2019
FY 2019 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividend, Total Amount	$ 43.6
Dividend, Announcement Date	Nov. 08, 2018
Dividend, Record Date	Dec. 12, 2018
Dividend, Payment Date	Feb. 22, 2019
FY 2018 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.30
Dividend, Total Amount	$ 128.5
Dividend, Announcement Date	May 22, 2018
Dividend, Record Date	Jun. 07, 2018
Dividend, Payment Date	Aug. 03, 2018
FY 2018 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividend, Total Amount	$ 46.2
Dividend, Announcement Date	Nov. 09, 2017
Dividend, Record Date	Dec. 13, 2017
Dividend, Payment Date	Feb. 23, 2018
FY 2017 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.28
Dividend, Total Amount	$ 131.3
Dividend, Announcement Date	May 18, 2017
Dividend, Record Date	Jun. 08, 2017
Dividend, Payment Date	Aug. 04, 2017
FY 2017 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividend, Total Amount	$ 46.6
Dividend, Announcement Date	Nov. 17, 2016
Dividend, Record Date	Dec. 21, 2016
Dividend, Payment Date	Feb. 24, 2017
FY 2016 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.29
Dividend, Total Amount	$ 130.2
Dividend, Announcement Date	May 19, 2016
Dividend, Record Date	Jun. 09, 2016
Dividend, Payment Date	Aug. 05, 2016